Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Changes In Accumulated Other Comprehensive Income By Components
The components of accumulated other comprehensive income (loss), net of taxes, in the amount of $12,604 and $23,744 at December 31, 2013 and 2012, respectively, were as follows:

	Year ended December 31,
	2013	2012
Foreign currency translation differences	$1,457	$(5,189)
Unrealized gains (losses) on derivative instruments, net of $24 tax benefit	(1,530)	14,771
Pension and post-retirement benefit plans, net of $12,580 tax benefit	(25,433)	(42,354)
Unrealized gains (losses) on available-for-sale marketable securities	287	(772)
Accumulated other comprehensive loss, net of taxes	$(25,219)	$(33,544)

Schedule Of Estimated Useful Life Of Assets
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*)	Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Schedule Of Warranty Liability
Changes in the Company’s provision for warranty, which is included in other payables and accrued expenses in the Balance Sheet, are as follows:

	2013	2012
Balance, at January 1	$189,713	$176,831
Warranties issued during the year	75,782	81,952
Reduction due to warranties forfeited or claimed during the year (*)	(86,418)	(69,070)
Balance, at December 31	$179,077	$189,713

Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions
The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

	2013	2012	2011
Dividend yield	2.56%	2.45%	2.23%
Expected volatility	34.29%	36.07%	31.59%
Risk-free interest rate	0.87%	0.83%	2.01%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2013 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$5,919	$—	$—
Corporate bonds	—	45,157	—
Foreign currency derivatives and option contracts	—	5,000	—
Cross-currency interest rate swap	—	58,154	—
Liabilities
Foreign currency derivative and option contracts	—	(4,766)	—
Total	$5,919	$103,545	$—

	Fair value measurement at
	December 31, 2012 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable debt securities:
Government bonds	$12,620	$—	$—
Corporate bonds	—	37,441	—
Foreign currency derivatives and option contracts	—	24,738	—
Cross-currency interest rate swap	—	22,415	—
Liabilities
Foreign currency derivative and option contracts	—	(4,992)	—
Total	$12,620	$79,602	$—